Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 5,106	$ 2,937,385
Blender Media Inc. [member]
IfrsStatementLineItems [Line Items]
General and administrative expenses		70,699
Gold Mining Inc [member]
IfrsStatementLineItems [Line Items]
Settled amount to parent comapny		37,358
Management and Directors [member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	$ 9,364	$ 632,026